INVESTMENT PROPERTIES - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Investment property [abstract]
Additions from acquisitions and business combinations, investment property	$ 3,400
Dispositions	1,728
BSREP IV Deconsolidation, Investment Property [Member]	$ (3,609)